Income Taxes 4 (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period			$ 12.0	$ 13.6	$ 10.9	$ 10.9
Additions based on tax positions related to the current year			0	0	0	0.8
Additions for tax positions for prior years			2.5	0.6	0	0.9
Reductions for tax positions for prior years			(3.6)	(2.2)	0	(2.4)
Settlements			0	0	0	0
Balance at end of period			10.9	12.0	10.9	10.2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	5.6	4.8
Income Tax Examination, Penalties and Interest Accrued	$ 5.4	$ 6.7
The Number of Months Following the Balance Sheet Date The Company Does Not Expect A Significant Change in Unrecognized Tax Benefits	12 months